Deposits	3 Months Ended
Jun. 30, 2018
Deposits [Abstract]
Disclosure of Deposits [text block]

Deposits

in € m.	Jun 30, 2018	Dec 31, 2017
Noninterest-bearing demand deposits	221,079	226,339
Interest-bearing deposits
Demand deposits	121,251	133,280
Time deposits	129,331	133,952
Savings deposits	86,826	88,303
Total interest-bearing deposits	337,407	355,534
Total deposits	558,486	581,873